NOTE RECEIVABLE	9 Months Ended
Nov. 30, 2023
Note Receivable
NOTE RECEIVABLE

NOTE 4 – NOTE RECEIVABLE

On November 25, 2023, the Company entered into a Promissory Note Agreement with Convoy Solutions, LLC (“Convoy”), for $40,000. The Note matures on December 18, 2023. As of November 30, 2023, the balance due is $35,000.